Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of Cash and Cash Equivalents

	31 December	31 December
	2020	2019
Cash in hand	179	131

Banks	11,852,022	10,238,310
- Demand deposits	975,753	632,022
- Time deposits	10,876,269	9,606,288
Other cash and cash equivalents	8,354	274
Cash and cash equivalents	11,860,555	10,238,715